Note 4 - Balance Sheet Components - Deferred Revenue, by Arrangement, Disclosure 1 (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Government Contract [Member]
Deferred Revenue, Balance	$ 68,000	$ 65,400,000	$ 0
Revenue recognized	(45,000)	(65,513,000)	0
Amounts collected or invoiced	0	181,000	65,400,000
Deferred Revenue, Balance	23,000	68,000	65,400,000
Current portion	(23,000)	(68,000)	(65,400,000)
Collaboration Revenue [Member]
Deferred Revenue, Balance	14,976,000	0
Revenue recognized	(2,815,000)	(2,108,000)
Amounts collected or invoiced	0	17,084,000
Deferred Revenue, Balance	12,161,000	14,976,000	0
Current portion	(11,716,000)	(12,952,000)	0
Deferred Revenue, Noncurrent	$ 445,000	$ 2,024,000	$ 0